Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Evermore Funds Trust
Central Index Key	0001472754
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Evermore Global Value Fund | Evermore Global Value Fund Class A
Risk/Return:
Trading Symbol	EVGBX
Evermore Global Value Fund | Evermore Global Value Fund Class I
Risk/Return:
Trading Symbol	EVGIX